Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	2023	2022	2021
Services and fees	(39,691)	(44,836)	(30,897)
Taxes (*)	(37,013)	(45,250)	(24,756)
Salaries and social security contributions	(33,038)	(32,310)	(21,172)
Amortization and depreciation (**)	(6,303)	(7,337)	(8,376)
Office expenses	(4,870)	(3,685)	(1,475)
Insurance	(2,810)	(2,359)	(2,145)
Maintenance expenses	(2,130)	(1,892)	(908)
Advertising	(1,547)	(1,652)	(912)
Bad debts	(4,985)	(13,443)	(14,727)
Bad debts recovery (***)	3,439	18,203	8,311
Other	(9,721)	(6,794)	(5,005)
	(138,669)	(141,355)	(102,062)

(*) Mainly included taxes over bank transactions and tax on revenue not included in the line item “Income tax”.

(**) Includes depreciation of leases of USD 739 for the year ended December 31, 2023 (USD 901 and USD 969 for the year ended December 31, 2022 and 2021 respectively).

(***) During 2022 mainly includes recoveries in Argentina, as detailed in Note 26.a.